Intangible assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Beginning balance	$ 10,534,278
Impairment	8,221,754
Ending balance	225,776	$ 10,534,278
Cost
Intangible assets
Beginning balance	21,081,303	1,004,369
Acquisition through business combination		20,580,000
Additions	258,151	1,666,934
Assets held for sale (Note 34)	(21,081,303)	(2,170,000)
Ending balance	258,151	21,081,303	$ 1,004,369
Accumulated depreciation and amortisation
Intangible assets
Beginning balance	(10,547,025)	(15,963)
Charge for the year	32,375	2,455,243	15,963
Impairment		8,221,754
Assets held for sale (Note 34)	10,547,025	145,935
Ending balance	$ (32,375)	$ (10,547,025)	$ (15,963)